Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Future Minimum Commitment Under Non-Cancelable Agreements
Operating lease
RMB
2018	60,443
2019	46,913
2020	31,043
2021	15,772
2022 and thereafter	-
Total	154,171